Leases - Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases [Abstract]
Weighted-average remaining lease term (years)	1 year 10 months 6 days	2 years 9 months 7 days
Weighted-average discount rate	6.21%	5.50%